Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 29, 2013		Dec. 30, 2012
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 706
Derivatives designated as hedging instruments : Liabilities	159
Equity method investments, fair market disclosure	333	[1]
Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets			0
Derivatives designated as hedging instruments : Liabilities			0
Equity method investments, fair market disclosure	333	[1]	1,247	[1],[2]
Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	706		521	[2]
Derivatives designated as hedging instruments : Liabilities	159		262	[2]
Equity method investments, fair market disclosure	0
Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets			0
Derivatives designated as hedging instruments : Liabilities			0
Equity method investments, fair market disclosure	0
Interest Rate Contract [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	169	[3]
Derivatives designated as hedging instruments : Liabilities	26	[4],[5]
Derivative Assets, Noncurrent	169		96
Derivative Liabilities, Noncurrent	19		4
Interest Rate Contract [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Liabilities	0
Interest Rate Contract [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	169	[3]	98	[2],[3]
Derivatives designated as hedging instruments : Liabilities	26	[4],[5]	10	[2],[4],[5]
Interest Rate Contract [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	537
Derivatives designated as hedging instruments : Liabilities	133
Derivatives not designated as hedging instruments : Assets	25
Derivatives not designated as hedging instruments : Liabilities	29
Foreign exchange contracts [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Foreign exchange contracts [Member] | Significant other observable inputs Level 2 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	537		423	[2]
Derivatives designated as hedging instruments : Liabilities	133		252	[2]
Derivatives not designated as hedging instruments : Assets	25		75	[2]
Derivatives not designated as hedging instruments : Liabilities	29		23	[2]
Foreign exchange contracts [Member] | Significant unobservable inputs Level 3 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	0
Derivatives designated as hedging instruments : Liabilities	0
Derivatives not designated as hedging instruments : Assets	0
Derivatives not designated as hedging instruments : Liabilities	0
Interest Rate Swap [Member] | Quoted prices in active markets for identical assets and liabilities Level 1 [Member]
Financial assets and liabilities at fair value
Derivatives designated as hedging instruments : Assets	$ 0

[1]	Classified as non-current other assets. The change in the fair value from December 30, 2012 was primarily due to the sale of Elan American Depositary Shares.
[2]	2012 assets and liabilities are all classified as Level 2 with the exception of Other investments of $1,247 million, which are classified as Level 1.
[3]	Includes $169 million and $96 million of non-current assets for the fiscal years ending December 29, 2013 and December 30, 2012, respectively.
[4]	Includes $19 million and $4 million of non-current liabilities for the fiscal years ending December 29, 2013 and December 30, 2012, respectively.
[5]	Includes cross currency interest rate swaps and interest rate swaps.